Jun. 11, 2019
Frontier MFG Core Infrastructure Fund
Frontier MFG Core Infrastructure Fund
FRONTIER FUNDS, INC.

Supplement to Prospectus Dated October 31, 2018
Frontier MFG Core Infrastructure Fund
Institutional Class Shares (FMGIX)
Service Class Shares (FCIVX)

The Board of Directors (the “Board”) of Frontier Funds, Inc. (the “Company”) has approved a reduced advisory fee for the Frontier MFG Core Infrastructure Fund (the “Fund”).  Effective July 1, 2019, the investment advisory fee that the Fund pays to Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, will be reduced from an annual rate of 0.70% of the average daily net assets of the Fund to an annual rate of 0.50% of the average daily net assets of the Fund.  In addition, the Board approved an amended and restated expense cap agreement between Frontegra and the Company, on behalf of the Fund, pursuant to which the net expense ratio for each share class of the Fund will be reduced, effective July 1, 2019.  Under the amended agreement, Frontegra has agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.50% and 0.65% of the Fund’s average daily net assets attributable to Institutional Class and Service Class shares, respectively.  The expense cap agreement will continue in effect until October 31, 2021.

This supplement should be retained with your Prospectus for future reference.